CONSOLIDATED STATEMENTS OF INCOME (USD $) In Millions, except Per Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Revenue
Sales	$ 15,489	$ 13,794	$ 10,659
Services	3,732	3,400	2,816
Total	19,221	17,194	13,475
Cost of revenue
Cost of sales	11,107	9,335	7,055
Cost of services	3,010	2,816	2,124
Total	14,117	12,151	9,179
Gross profit	5,104	5,043	4,296
Selling, general and administrative	1,905	1,654	1,487
Operating profit	3,199	3,389	2,809
Interest and financial costs	(111)	(49)	(40)
Interest income	12	10	18
Equity income in unconsolidated affiliates	63	58	46
Other income (expense), net	(39)	(68)	(39)
Income from continuing operations before income taxes	3,124	3,340	2,794
Provision for income taxes	943	965	894
Income from continuing operations	2,181	2,375	1,900
Income from discontinued operations	147	108	85
Net income	2,328	2,483	1,985
Net income (loss) attributable to noncontrolling interests	1	(8)	(9)
Net income attributable to Company	$ 2,327	$ 2,491	$ 1,994
Basic:
Income from continuing operations	$ 5.11	$ 5.61	$ 4.52
Income from discontinued operations	$ 0.35	$ 0.25	$ 0.21
Net income attributable to Company	$ 5.46	$ 5.86	$ 4.73
Diluted:
Income from continuing operations	$ 5.09	$ 5.58	$ 4.50
Income from discontinued operations	$ 0.35	$ 0.25	$ 0.20
Net income attributable to Company	$ 5.44	$ 5.83	$ 4.70
Cash dividends per share	$ 0.91	$ 0.49	$ 0.45
Weighted average shares outstanding:
Basic	426	425	422
Diluted	428	427	424